UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	August 12, 2005

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	83

Form 13F Information Table Value Total:  	$149,199,000




								 BAINCO INTERNATIONAL INVESTORS
								 FORM 13-F
								 JUNE 30, 2005
 								FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     2420   374000 SH       SOLE                   374000
Agere Systems Inc              COM              00845v308       25     2071 SH       SOLE                     2071
Alltel Corp                    COM              020039103     4877    78300 SH       SOLE                    78300
Altria Group, Inc              COM              02209S103     2102    32508 SH       SOLE                    32508
American International Group   COM              026874107      276     4742 SH       SOLE                     4742
Amgen                          COM              031162100      242     4000 SH       SOLE                     4000
Automatic Data Processing      COM              053015103     4378   104320 SH       SOLE                   104320
Bank of America                COM              060505104     3336    73140 SH       SOLE                    73140
Baxter International Inc       COM              071813109     3046    82090 SH       SOLE                    82090
Becton Dickinson & Co          COM              075887109     1299    24765 SH       SOLE                    24765
Bed Bath & Beyond Inc          COM              075896100     2910    69650 SH       SOLE                    69650
Brunswick Corporation          COM              117043109     1184    27335 SH       SOLE                    27335
Cambridge Heart Inc            COM              131910101        4    14000 SH       SOLE                    14000
Charles Schwab Corp            COM              808513105     2358   209075 SH       SOLE                   209075
China Fund Inc                 COM              169373107       43     1500 SH       SOLE                     1500
Chiron Corp                    COM              170040109     1029    29479 SH       SOLE                    29479
Cisco Systems Inc              COM              17275R102     4732   248021 SH       SOLE                   248021
Citigroup Inc                  COM              172967101     4394    95049 SH       SOLE                    95049
Citrix Systems Inc             COM              177376100     1614    74525 SH       SOLE                    74525
Comcast Corp Special CL A      COM              20030N200     2227    74365 SH       SOLE                    74365
Computer Associates            COM              204912109     2031    73900 SH       SOLE                    73900
Conexant Systems Inc.          COM              207142100       82    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      690    12000 SH       SOLE                    12000
Cooper Cameron Corp            COM              216640102     2831    45620 SH       SOLE                    45620
Critical Path                  COM              22674V506       10    23381 SH       SOLE                    23381
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Devon Energy Corporation       COM              25179m103     3333    65760 SH       SOLE                    65760
Emerson Electric               COM              291011104     2797    44655 SH       SOLE                    44655
Emulex                         COM              292475209      263    14400 SH       SOLE                    14400
Enterasys Networks, Inc.       COM              293637104        0      400 SH       SOLE                      400
Exxon Mobil Corp.              COM              30231g102     5995   104315 SH       SOLE                   104315
Fairchild Semiconductor Corp   COM              303726103      140     9500 SH       SOLE                     9500
Fifth Third Bancorp            COM              316773100     1916    46550 SH       SOLE                    46550
Finisar Corporation            COM              31787A101       19    17800 SH       SOLE                    17800
Genentech Inc.                 COM              368710406     4452    55451 SH       SOLE                    55451
General Electric               COM              369604103     5834   168360 SH       SOLE                   168360
Gric Communications, Inc.      COM              382859106       16    10000 SH       SOLE                    10000
Honeywell International Inc.   COM              438516106     3181    86850 SH       SOLE                    86850
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     4166   160124 SH       SOLE                   160124
International Business Machine COM              459200101      702     9465 SH       SOLE                     9465
Intuit Inc.                    COM              461202103     2774    61500 SH       SOLE                    61500
JP Morgan Chase                COM              46625h100     2460    69650 SH       SOLE                    69650
Juniper Networks Inc.          COM              48203r104      161     6400 SH       SOLE                     6400
Kinder Morgan Inc              COM              49455p101     2389    28715 SH       SOLE                    28715
Lockheed Martin                COM              539830109      227     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107       42    14328 SH       SOLE                    14328
Manor Care Inc.                COM              564055101     2685    67575 SH       SOLE                    67575
Maxim Integrated Prods.        COM              57772K101      917    24000 SH       SOLE                    24000
Medtronic                      COM              585055106     2884    55680 SH       SOLE                    55680
Merck                          COM              589331107      262     8500 SH       SOLE                     8500
Microsoft Corp                 COM              594918104     6620   266520 SH       SOLE                   266520
Miller Industries, Inc.        COM              600551204      116     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106       29    23603 SH       SOLE                    23603
New York Community Bancorp     COM              649445103     1736    95825 SH       SOLE                    95825
Nokia Corp Sponsored Adr Ser A COM              654902204      208    12500 SH       SOLE                    12500
Northern Trust Corp.           COM              665859104     2646    58050 SH       SOLE                    58050
Office Depot                   COM              676220106     2967   129884 SH       SOLE                   129884
Orthometrix Inc.               COM              68750M100       27   128265 SH       SOLE                   128265
Pfizer Inc                     COM              717081103     2886   104624 SH       SOLE                   104624
Popular, Inc                   COM              733174106      403    16000 SH       SOLE                    16000
Premcor Inc.                   COM              74045Q104      519     7000 SH       SOLE                     7000
S&P 500 Depository Receipt (Sp COM              78462F103     1327    11136 SH       SOLE                    11036
Sapient                        COM              803062108       49     6200 SH       SOLE                     6200
Schering Plough Corp           COM              806605101     2654   139250 SH       SOLE                   139250
Semiconductor Holders Trust    COM              816636203     2822    83825 SH       SOLE                    83825
Siebel Systems Inc             COM              826170102      133    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       38    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104       76    20350 SH       SOLE                    20350
SunTrust Banks                 COM              867914103     1246    17250 SH       SOLE                    17250
Sysco Corp                     COM              871829107     3593    99275 SH       SOLE                    99275
Tyler Technologies Inc.        COM              902252105     2304   304712 SH       SOLE                   304712
United Technologies Corp       COM              913017109     2272    44249 SH       SOLE                    44249
Valero Energy                  COM              91913Y100      791    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2482    77525 SH       SOLE                    77525
WEBMD Corp                     COM              94769m105     1573   153200 SH       SOLE                   153200
Wal-Mart Stores                COM              931142103     3680    76350 SH       SOLE                    76350
iBasis, Inc.                   COM              450732102       67    24500 SH       SOLE                    24500
iShares DJ US Basic Materials  COM              464287838     2043    44025 SH       SOLE                    44025
iShares DJ US Consumer Non-Cyc COM              464287812     2607    49780 SH       SOLE                    49780
iShares FTSE China 25 Index Fu COM              464287184       40      700 SH       SOLE                      700
iShares MSCI Japan             COM              464286848     2947   290625 SH       SOLE                   290625
iShares Nasdaq Biotechnology I COM              464287556     2543    37445 SH       SOLE                    37445